COMBINED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 266,500	[1],[2]	$ 189,791	[1],[2]	$ 110,216	[1],[2]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	46,054	[1],[2]	30,906	[1],[2]	22,006	[1],[2]
Deferred income taxes	19,528	[1]	37,663	[1]	60,970	[1]
Other income	(2,349)	[1]	(1,242)	[1]	(8,228)	[1]
Non-cash long term compensation expense	3,368	[1]	981	[1]	2,282	[1]
Non-cash adjustments	(1,520)	[1]	(680)	[1]	(2,508)	[1]
Changes in other assets and liabilities:
Accounts receivable	(8,029)	[1]	(4,720)	[1]	(10,825)	[1]
Accounts payable	4,713	[1]	(4,534)	[1]	(4,739)	[1]
Due to/from EQT affiliates	(38,892)	[1]	11,639	[1]	36,727	[1]
Other assets and other liabilities	11,173	[1]	496	[1]	(5,806)	[1]
Net cash provided by operating activities	300,546	[1]	260,300	[1]	200,095	[1]
Cash flows from investing activities:
Capital expenditures	(318,105)	[1]	(283,011)	[1]	(273,225)	[1]
Jupiter Acquisition - net assets from EQT	(168,198)	[1]	0	[1]	0	[1]
Net cash used in investing activities	(486,303)	[1]	(283,011)	[1]	(273,225)	[1]
Cash flows from financing activities:
Proceeds from the issuance of common units, net of offering costs	902,467	[1]	529,442	[1]	276,780	[1]
Jupiter Acquisition - purchase price in excess of net assets from EQT	(952,802)	[1]	0	[1]	0	[1]
Sunrise Merger payment	(110,000)	[1]	(507,500)	[1]	0	[1]
Proceeds from short-term loans	450,000	[1]	0	[1]	0	[1]
Payments of short-term loans	(450,000)	[1]	0	[1]	0	[1]
Proceeds from the issuance of long-term debt	500,000	[1]	0	[1]	0	[1]
Distribution of proceeds from the issuance of common units	0	[1]	0	[1]	(230,887)	[1]
Due to/from EQT	0	[1]	0	[1]	(49,657)	[1]
Retirements of long-term debt	0	[1]	0	[1]	(135,235)	[1]
Net contributions from EQT	85,073	[1]	61,026	[1]	284,750	[1]
Capital contributions	382	[1]	5,631	[1]	1,863	[1]
Distributions paid to unitholders	(119,628)	[1]	(66,176)	[1]	(12,386)	[1]
Pre-merger and predecessor distributions paid to EQT	0	[1]	(31,390)	[1]	(10,193)	[1]
Discount, debt issuance costs and credit facility fees	(9,707)	[1]	0	[1]	(1,864)	[1]
Capital lease principal payments	(2,216)	[1]	0	[1]	0	[1]
Net cash provided by (used in) financing activities	293,569	[1]	(8,967)	[1]	123,171	[1]
Net change in cash and cash equivalents	107,812	[1]	(31,678)	[1]	50,041	[1]
Cash and cash equivalents at beginning of year	18,363	[1],[3]	50,041	[1]	0	[1]
Cash and cash equivalents at end of year	126,175	[1],[3]	18,363	[1],[3]	50,041	[1]
Cash paid during the year for:
Interest paid	20,693	[1]	939	[1]	6,461	[1]
Non-cash activity during the year:
Elimination of net current and deferred tax liabilities	51,813	[1]	43,083	[1]	143,587	[1]
Limited partner and general partner units issued for acquisitions	59,000	[1]	32,500	[1]	0	[1]
Capital lease asset/obligation	9,161	[1]	134,395	[1]	0	[1]
Contingent consideration	0	[1]	110,000	[1]	0	[1]
Non-cash distributions	0	[1]	0	[1]	12,229	[1]
Settlement of current income taxes (receivable)/payable with EQT	$ (18,322)	[1]	$ 2,841	[1]	$ 1,463	[1]

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.
[2]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.
[3]	Financial statements as of December 31, 2013 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. See Note 2.